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AXS Sustainable Income Fund
AXS Sustainable Income Fund
Investment Objective
The investment objective of the AXS Sustainable Income Fund (the “Fund”) is to seek to generate current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “YOUR ACCOUNT WITH THE FUNDS — Purchase of Shares/Class A Shares Purchase Programs” on page 138, and in “APPENDIX A — Waivers and Discounts Available from Intermediaries” on page 176 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AXS Sustainable Income Fund - USD ($)	Class A Shares [1]	Class I Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	1.00%	1.00%
Wire fee	$ 20	$ 20
Overnight check delivery fee	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15
[1]	Class A Shares are currently not offered and expenses have been estimated for the current fiscal year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AXS Sustainable Income Fund		Class A Shares [1]	Class I Shares
Management fees		0.70%	0.70%
Distribution and service (Rule 12b-1) fees		0.25%	none
Other expenses		4.03%	4.03%
Total annual fund operating expenses	[2]	4.98%	4.73%
Fees waived and/or expenses reimbursed		(3.74%)	(3.74%)
Total annual fund operating expenses after waiving fees and/or reimbursing Expenses	[2]	1.24%	0.99%
[1]	Class A Shares are currently not offered and expenses have been estimated for the current fiscal year.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.24% and 0.99% of the average daily net assets of Class A shares and Class I shares of the Fund, respectively. This agreement is in effect until January 31, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AXS Sustainable Income Fund - USD ($)		One Year	Three Years	Five Years	Ten Years
Class A Shares	[1]	694	1,668	2,643	5,081
Class I Shares		101	1,088	2,080	4,583
[1]	Class A Shares are currently not offered and have been estimated for the current fiscal year.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

In seeking to achieve its investment objective, the Fund primarily invests in a portfolio of U.S. dollar-denominated corporate debt securities issued by Next Economy™ companies (described below). The Fund intends to invest in notes, bonds, debentures and commercial paper, which are the most common types of corporate debt securities. The Fund may invest in U.S. dollar- denominated securities of issuers domiciled outside of the United States.

AXS Investments LLC, the Fund’s investment advisor, has engaged Green Alpha Advisors, LLC (“Green Alpha”) and Uniplan Investment Counsel, Inc. (“Uniplan”) as sub-advisors to the Fund (each a “Sub-Advisor” and collectively, the “Sub-Advisors”). Green Alpha is responsible for identifying a universe of Next Economy™ companies and Uniplan is responsible for selecting the Fund’s portfolio investments from the Next Economy™ companies identified by Green Alpha, determining which portfolio investments will be sold by the Fund, and executing transactions for the Fund’s portfolio.

Next Economy™ companies are publicly traded companies that, in Green Alpha’s view, are creating or enabling solutions to major sustainability systemic risks including, but not limited to climate change, resource degradation and scarcity, widening inequality and resulting erosion of social cohesion, and costs associated with human disease. Green Alpha believes that the global economy has and will continue to evolve by factoring in these systemic risks, and that creative solutions to these systemic risks are becoming the major drivers of economic growth and generate investment returns. Green Alpha creates and maintains a list of Next Economy™ companies from multiple industries and economic sectors derived from a proprietary set of qualitative and quantitative criteria. Green Alpha’s qualitative analysis includes a review of the following information with respect to a company: (i) its business plan, activities and operating policies, (ii) strength of its management team, (iii) its corporate governance practices, (iv) its brand and product reputation, (v) its competitive positioning, (vi) its industry growth probabilities, (vii) its market size analysis, (viii) an assessment of barriers to entry, (ix) an assessment of aggregate sustainability risks, and (x) its defensible patents and intellectual property. Green Alpha’s bottom-up quantitative fundamental analysis evaluates each company’s financial condition and seeks to identify quality companies that: (i) are high growth companies as indicated by sales growth and a decrease from current price/earnings ratios to forward price/earnings ratios as revenues and earnings grow, (ii) have compelling valuations for proven and expected growth, within acceptable levels of risk, (iii) have strong balance sheets, and (iv) demonstrate capital stewardship as reflected in the rate of return on invested capital and the company’s capital allocation priorities. Green Alpha’s top-down analysis seeks to identify Next Economy™ companies by evaluating (i) how solutions to major systemic risks can be deployed in specific sectors and industries, (ii) which solutions are most innovative and scalable,

(iii) which solutions-driven companies are leaders among their peers (i.e., managements who are willing to engage in thinking and actions that differ in a positive manner from their industry peers), and (iv) what percentage of each company’s revenue is attributed to solutions to major systemic risks.

From the universe of Next Economy™ companies identified by Green Alpha, Uniplan applies bottom-up analysis to identify corporate debt securities that display stable to improving credit metrics that are not declining in a material way or improving over time relative to their industry peers. Uniplan uses data from company filings to analyze the financial statements within a credit framework based on the Altman Z Score and other credit metrics that reflect the financial stability of the company. These corporate debt securities may have fixed or variable rates of interest. While the Fund may purchase debt securities of any maturity, under normal market conditions, the Fund will generally invest in securities that have an expected redemption through maturity, call or other corporate action within the short (three years or less) to intermediate term (three to ten years).

Corporate debt securities may be rated investment-grade or below investment-grade (often called “high yield securities” or “junk bonds”). While the Fund may invest in corporate debt securities of any credit quality, under normal market conditions, the Fund will primarily invest in high yield securities. High yield securities are rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or below BBB by S&P Global Ratings, a division of McGraw Hill Companies Inc. (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or if unrated, are determined by Uniplan to be of comparable credit quality.

The Fund may purchase shares of exchange-traded funds (“ETFs”) to gain exposure to the types of debt securities in which the Fund primarily invests to manage the Fund’s cash holdings. ETFs are investment companies that invest in portfolios of securities that are often designed to track particular market segments or indices. ETF shares are listed on stock exchanges and can be traded throughout the day at market-determined prices.

The Sub-Advisor may sell all or a portion of a position of a portfolio holding of the Fund when, in its opinion, one of more of the following occurs: (i) the security no longer meets the criteria of a Next Economy™ company (ii) there is a negative change in the Uniplan’s fundamental assessment of a security; (iii) the Uniplan identifies more attractive investment opportunities for the Fund; or (iv) the Fund requires cash to meet redemption requests.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the ICE BofA 1-3 Year US Corporate & Government Index, a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available on the Fund’s website at www.axsinvestments.com or by calling the Fund at 1-833-AXS-ALTS (1-833-297-2587). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

The Fund commenced operations and offered shares of the Fund for public sale following the reorganization of the SKY Harbor Short Duration High Yield Partners, L.P., a Delaware limited partnership which commenced operations on February 1, 2013 (the “Predecessor Fund”), into the Fund on October 16, 2020. The Predecessor Fund’s performance has been adjusted to reflect the Fund’s expenses as set forth in the Fees and Expenses table, which are higher than the Predecessor Fund’s expenses. The Fund’s objectives, policies, guidelines and restrictions are materially equivalent to those of the Predecessor Fund. The Predecessor Fund was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Fund had been registered under the 1940 Act, the Predecessor Fund’s performance may have been adversely affected. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for the periods prior to October 16, 2020 reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations. The table also shows how the Predecessor Fund’s performance compares with the returns on an index comprised of companies similar to those held by both the Predecessor Fund and the Fund.

Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV

Class I Shares
Highest Calendar Quarter Return at NAV	5.16%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(9.66)%	Quarter Ended 06/30/2022

Average Annual Total Returns (for period ended December 31, 2023)
Average Annual Returns - AXS Sustainable Income Fund	Label	One Year		Five Years		Since Inception		Inception Date
Class I Shares	Return Before Taxes	6.46%		2.26%		1.90%		Feb. 01, 2013
Return After Taxes on Distributions | Class I Shares	Return After Taxes on Distributions	4.64%	[1]	(0.11%)	[1]	0.71%	[1]
Return After Taxes on Distributions and Sale of Fund Shares | Class I Shares	Return After Taxes on Distributions and Sale of Fund Shares	3.81%	[1]	0.77%	[1]	0.98%	[1]
ICE BofA 1-3 Year US Corporate & Government Index (B1A0) (reflects no deduction for fees, expenses or taxes)	ICE BofA 1-3 Year US Corporate & Government Index (B1A0) (reflects no deduction for fees, expenses or taxes)	4.66%		1.53%		1.29%		Feb. 01, 2013
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I shares will vary from returns shown for Class I shares.